Note 8 - Income Taxes - Provision for Income Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax	$ 163	$ 3,570	$ 0
Deferred income tax	0	0	0
Income tax expenses	$ 163	$ 3,570	$ (0)